Submission	Jun. 08, 2026
Submission [Line Items]
Central Index Key	0001985139
Registrant Name	Leishen Energy Holding Co., Ltd.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES